Tradr 2X Long RGTI Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$12,954,085
TOTAL NET ASSETS — 100.0%	$12,954,085

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Rigetti Computing, Inc.	Receive	16.65% (OBFR01* + 1300bps)	At Maturity	11/11/2026	$1,113,865	$-	$(2,898,900)
Marex	Rigetti Computing, Inc.	Receive	8.15% (OBFR01* + 450bps)	At Maturity	7/24/2026	25,730,006	-	(356,667)
TOTAL EQUITY SWAP CONTRACTS								$(3,255,567)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.